UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:

/s/ Peter J. Gavey                 Darien, CT                 February 14, 2013
-----------------------       ------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $434,799
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                      FORM 13F INFORMATION TABLE
                                                          DECEMBER 31, 2012


COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                                SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       VALUE     PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 ---------      ------      ------    --------  --- ----  ----------- --------- -----     ------- ----
AIRCASTLE LTD                  COM            G0129K104   23,149    1,846,015 SH        SOLE        NONE      1,846,015  0      0
ALLIANCE DATA SYSTEMS CORP     COM            018581108   28,306      195,540 SH        SOLE        NONE        195,540  0      0
AMPHENOL CORP NEW              CL A           032095101   33,045      510,740 SH        SOLE        NONE        510,740  0      0
APPLE INC                      COM            037833100   21,169       39,779 SH        SOLE        NONE         39,779  0      0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW        049164205   23,516      530,601 SH        SOLE        NONE        530,601  0      0
CARMAX INC                     COM            143130102    1,897       50,540 SH        SOLE        NONE         50,540  0      0
CLEVELAND BIOLABS INC          COM            185860103      763      573,338 SH        SOLE        NONE        573,338  0      0
COINSTAR INC                   COM            19259P300      520       10,000 SH        SOLE        NONE         10,000  0      0
COPART INC                     COM            217204106    7,732      262,118 SH        SOLE        NONE        262,118  0      0
COVANTA HLDG CORP              COM            22282E102    4,902      266,140 SH        SOLE        NONE        266,140  0      0
CREDIT ACCEP CORP MICH         COM            225310101   11,565      113,744 SH        SOLE        NONE        113,744  0      0
DISCOVERY COMMUNICATNS NEW     COM SER C      25470F302   21,786      372,407 SH        SOLE        NONE        372,407  0      0
EXAMWORKS GROUP INC            COM            30066A105    1,539      110,000 SH        SOLE        NONE        110,000  0      0
EXPRESS SCRIPTS HLDG CO        COM            30219G108   25,102      464,851 SH        SOLE        NONE        464,851  0      0
FORD MTR CO DEL                COM PAR $0.01  345370860    5,285      408,107 SH        SOLE        NONE        408,107  0      0
GAMESTOP CORP NEW              CL A           36467W109    2,277       90,736 SH        SOLE        NONE         90,736  0      0
GENERAL MTRS CO                COM            37045V100    4,575      158,706 SH        SOLE        NONE        158,706  0      0
GENESEE & WYO INC              CL A           371559105   37,304      490,322 SH        SOLE        NONE        490,322  0      0
GREEN MTN COFFEE ROASTERS IN   COM            393122106   34,804      841,905 SH        SOLE        NONE        841,905  0      0
MAKO SURGICAL CORP             COM            560879108    1,326      103,182 SH        SOLE        NONE        103,182  0      0
NEUSTAR INC                    CL A           64126X201   31,539      752,179 SH        SOLE        NONE        752,179  0      0
PALOMAR MED TECHNOLOGIES INC   COM NEW        697529303    7,072      767,838 SH        SOLE        NONE        767,838  0      0
POLYPORE INTL INC              COM            73179V103   33,454      719,433 SH        SOLE        NONE        719,433  0      0
QUALCOMM INC                   COM            747525103   14,171      229,082 SH        SOLE        NONE        229,082  0      0
REALD INC                      COM            75604L105    2,845      253,827 SH        SOLE        NONE        253,827  0      0
SEI INVESTMENTS CO             COM            784117103    3,954      169,420 SH        SOLE        NONE        169,420  0      0
TRIPADVISOR INC                COM            896945201   14,979      357,312 SH        SOLE        NONE        357,312  0      0
UNITED RENTALS INC             COM            911363109   12,323      270,720 SH        SOLE        NONE        270,720  0      0
VICOR CORP                     COM            925815102    4,557      840,732 SH        SOLE        NONE        840,732  0      0
VISTAPRINT N V                 SHS            N93540107   17,778      541,017 SH        SOLE        NONE        541,017  0      0
WORLD ACCEP CORP DEL           COM            981419104    1,565       20,992 SH        SOLE        NONE         20,992  0      0






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